LOANS HELD FOR INVESTMENT AT CARRYING VALUE - Loans Held at Carrying Value (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loans and Leases Receivable Disclosure [Line Items]
Outstanding Principal	$ 97,547,112	$ 0
Original Issue Discount	(1,141,366)	0
Carrying Value	$ 96,405,746	$ 0
Weighted Average Remaining Life (Years)	2 years 7 months 6 days
Senior mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Outstanding Principal	$ 75,179,550
Original Issue Discount	(915,856)
Carrying Value	$ 74,263,694
Weighted Average Remaining Life (Years)	2 years 8 months 12 days
Subordinate debt
Loans and Leases Receivable Disclosure [Line Items]
Outstanding Principal	$ 22,367,562
Original Issue Discount	(225,510)
Carrying Value	$ 22,142,052
Weighted Average Remaining Life (Years)	2 years 7 months 6 days